CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) / EQUITY	Ordinary shares Series Seed Convertible Preferred Shares CNY (¥) shares	Ordinary shares Class A Ordinary Shares CNY (¥) shares	Ordinary shares Class B Ordinary Shares CNY (¥) shares	Ordinary shares USD ($) shares	Ordinary shares CNY (¥) shares	Series Seed Convertible Preferred Shares Series Seed Convertible Preferred Shares CNY (¥) shares	Series Seed Convertible Preferred Shares CNY (¥) shares	Additional paid-in capital Class A Ordinary Shares CNY (¥)	Additional paid-in capital Class B Ordinary Shares CNY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive (loss) / income USD ($)	Accumulated other comprehensive (loss) / income CNY (¥)	Accumulated deficit USD ($)	Accumulated deficit CNY (¥)	Class A Ordinary Shares CNY (¥)	Class B Ordinary Shares CNY (¥)	USD ($)	CNY (¥)
Beginning balance at Dec. 31, 2015					¥ 36,593		¥ 18,436				¥ 299,433,895		¥ (1,911,879)		¥ (353,772,201)				¥ (56,195,156)
Beginning balance (in shares) at Dec. 31, 2015 | shares				59,459,020	59,459,020		30,000,000
Increase (decrease) in shareholders' deficit
Issuance of ordinary shares					¥ 3,355														3,355
Issuance of ordinary shares (in shares) | shares				5,111,500	5,111,500
Share-based compensation											78,304,903								78,304,903
Net loss															(232,720,922)				(232,720,922)
Foreign currency translation adjustment, net of nil income taxes													(2,674,062)						(2,674,062)
Unrealized holding gains on available-for-sale security, net of nil income taxes													457,471						457,471
Reclassification adjustment for gain on available for sale securities realized in net income, net of nil income taxes													(370,118)						(370,118)
Ending balance at Dec. 31, 2016					¥ 39,948		¥ 18,436				377,738,798		(4,498,588)		(586,493,123)				(213,194,529)
Ending balance (in shares) at Dec. 31, 2016 | shares				64,570,520	64,570,520		30,000,000
Increase (decrease) in shareholders' deficit
Share-based compensation											62,527,098								62,527,098
Net loss															(184,662,871)				(184,662,871)
Foreign currency translation adjustment, net of nil income taxes													9,994,461						9,994,461
Unrealized holding gains on available-for-sale security, net of nil income taxes													2,415,901						2,415,901
Reclassification adjustment for gain on available for sale securities realized in net income, net of nil income taxes													(2,315,536)						(2,315,536)
Ending balance at Dec. 31, 2017					¥ 39,948		¥ 18,436				440,265,896		5,596,238		(771,155,994)				(325,235,476)
Ending balance (in shares) at Dec. 31, 2017 | shares				64,570,520	64,570,520		30,000,000
Increase (decrease) in shareholders' deficit
Issuance of ordinary shares					¥ 9,714						383,308,578								383,318,292
Issuance of ordinary shares (in shares) | shares				14,000,000	14,000,000
Share-based compensation											265,874,927								265,874,927
Repurchase and retirement of ordinary shares					¥ (266)										(4,202,069)				(4,202,335)
Repurchase and retirement of ordinary shares (in shares) | shares				(432,000)	(432,000)
Conversion of preferred shares into ordinary shares	¥ 18,436	¥ 24,562	¥ 3,565			¥ (18,436)		¥ 451,100,862	¥ 176,933,285							¥ 451,125,424	¥ 176,936,850		628,062,274
Conversion of preferred shares into ordinary shares (in shares) | shares	30,000,000	35,397,679	5,137,859			(30,000,000)
Net loss															(349,027,476)			$ (50,763,942)	(349,027,476)
Foreign currency translation adjustment, net of nil income taxes													(28,436,867)					(4,135,971)	(28,436,867)
Unrealized holding gains on available-for-sale security, net of nil income taxes													4,655,556					677,123	4,655,556
Reclassification adjustment for gain on available for sale securities realized in net income, net of nil income taxes													(4,601,849)					(669,311)	(4,601,849)
Ending balance at Dec. 31, 2018				$ 13,956	¥ 95,959					$ 249,797,622	¥ 1,717,483,548	$ (3,314,220)	¥ (22,786,922)	$ (163,535,094)	¥ (1,124,385,539)			$ 82,962,264	¥ 570,407,046
Ending balance (in shares) at Dec. 31, 2018 | shares				148,674,058	148,674,058